Related parties - Narrative (Details) € / shares in Units, $ in Millions								12 Months Ended
	Nov. 06, 2019 EUR (€)	Oct. 22, 2019	Aug. 28, 2019	Aug. 23, 2019 USD ($) item	Aug. 23, 2019 EUR (€) item	Jul. 14, 2019 USD ($)	Jul. 14, 2019 EUR (€)	Dec. 31, 2019 EUR (€) EquityInstruments employee € / shares	Dec. 31, 2018 EUR (€) EquityInstruments € / shares	Dec. 31, 2017 EUR (€) EquityInstruments € / shares
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of executive committee members | employee								5
Number of board of directors | employee								8
Granted during the period | EquityInstruments								1,699,690	1,235,245	873,000
Exercise price of warrants | € / shares								€ 95.1	€ 79.9	€ 77.5
Development milestone amount receivable								€ 18,200,000
Cross charges payable relating to development of Filgotinib								30,900,000
Sales and marketing expenses								8,200,000
Upfront payment received				$ 3,950	€ 3,569,800,000
Deferred income classified as current								414,298,000	€ 149,801,000	€ 122,544,000
Total transaction price								3,655,000,000
Number of performance obligations | item				3	3
Revenue from contracts with customers related to glpg1690								17,700,000
Total impact on revenue								41,000,000
Sales and marketing expense								€ 24,577,000	€ 4,146,000	€ 2,803,000
Cost share mechanism								50.00%
Number of outstanding performance Obligations								2
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments								183,450
Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Transaction price allocated to remaining performance obligations								€ 3,593,376,000
Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred Income								2,200,000,000
Revenue from performance obligations satisfied or partially satisfied in previous periods								81,000,000
GLPG 1690 License
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cost reimbursement receivable								13,400,000
Total transaction price								€ 667,000,000
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period								315,000	350,000	475,000
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments								15,000	15,000	15,000
Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments										7,500
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments								7,500	7,500	7,500
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments									7,500	7,500
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments								7,500	7,500	7,500
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments									7,500	7,500
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments								7,500	7,500	7,500
Peter Guenter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments								7,500
Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Possible increase of ownership	25.10%		22.04%					25.84%
Trade and other receivables								€ 31,645,000
Trade and other payables								€ 39,100,000
Agreement term (in years)								10 years
Upfront payment received						$ 3,950	€ 3,600,000,000
Equity investment						$ 1,100	€ 960,000,000
Deferred Income								€ 85,600,000
Current derivative financial assets								85,600,000
Additional equity investment	€ 368,000,000
Line research and development expenditure related to filgotinib								€ 72,000,000
Cost share mechanism								50.00%
Gilead | Maximum
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Possible increase of ownership		29.90%
Gilead | GLPG 1690 License
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cost reimbursements recognized								€ 17,700,000
Filgotinib drug license
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Transaction price allocated to remaining performance obligations								780,000,000
Filgotinib drug license | Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Sales and marketing expense								€ 8,200,000